Note 3 - Going Concern - Contractual Commitments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Contractual Obligation, to be Paid, Remainder of Fiscal Year	$ 44,500
Contractual Obligation, to be Paid, Year One	172,793
Total	$ 217,293